Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 1,704	$ 2,010
Service cost	11	11	$ 10
Interest cost	101	105
Actuarial results	10	(158)
Reduction from disposal of assets	0	(17)
Settlements and curtailments	(151)	0
Benefits paid	(130)	(170)
Foreign currency translation	135	(77)
Projected benefit obligation at end of the period	1,680	1,704	2,010
Fair value of plan assets at beginning of the period	1,145	1,275
Return on plan assets	62	65
Actuarial losses	(2)	(84)
Employer contributions	93	95
Reduction for disposal of assets	0	(13)
Settlements	(146)	0
Benefits paid	(130)	(170)
Foreign currency translation	70	(23)
Fair value of plan assets at end of the period	1,092	1,145	1,275
Net projected liability	588	559
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	1,612	1,909
Service cost	7	7	6
Interest cost	92	97
Actuarial results	1	(159)
Reduction from disposal of assets	0	(17)
Settlements and curtailments	(148)	0
Benefits paid	(120)	(160)
Foreign currency translation	125	(65)
Projected benefit obligation at end of the period	1,569	1,612	1,909
Fair value of plan assets at beginning of the period	1,144	1,273
Return on plan assets	62	65
Actuarial losses	(2)	(84)
Employer contributions	82	85
Reduction for disposal of assets	0	(13)
Settlements	(146)	0
Benefits paid	(120)	(160)
Foreign currency translation	70	(22)
Fair value of plan assets at end of the period	1,090	1,144	1,273
Net projected liability	479	468
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	92	101
Service cost	4	4	4
Interest cost	9	8
Actuarial results	9	1
Reduction from disposal of assets	0	0
Settlements and curtailments	(3)	0
Benefits paid	(10)	(10)
Foreign currency translation	10	(12)
Projected benefit obligation at end of the period	111	92	101
Fair value of plan assets at beginning of the period	1	2
Return on plan assets	0	0
Actuarial losses	0	0
Employer contributions	11	10
Reduction for disposal of assets	0	0
Settlements	0	0
Benefits paid	(10)	(10)
Foreign currency translation	0	(1)
Fair value of plan assets at end of the period	2	1	$ 2
Net projected liability	$ 109	$ 91